Summarized Financial Information of Citizens Holding Company	12 Months Ended
Dec. 31, 2013
Summarized Financial Information of Citizens Holding Company

Note 11. Summarized Financial Information of Citizens Holding Company

Summarized financial information of Citizens Holding Company, excluding the Bank, at December 31, 2013 and 2012, and for the years ended December 31, 2013, 2012 and 2011, is as follows:

Balance Sheets

December 31, 2013 and 2012

	2013	2012
Assets
Cash (1)	$1,750,766	$1,657,268
Investment in bank subsidiary (1)	64,188,216	86,885,774
Other assets (1)	327,220	326,188

Total assets	$66,266,202	$88,869,230

Liabilities
Other liabilities	$—	$400

Stockholders’ equity	66,266,202	88,868,830

Total liabilities and stockholders’ equity	$66,266,202	$88,869,230

(1)	Fully or partially eliminates in consolidation.

Income Statements

Years Ended December 31, 2013, 2012 and 2011

	2013	2012	2011
Interest income	$2,140	$3,348	$3,264

Other income
Dividends from bank subsidiary (1)	4,332,000	4,332,000	4,332,000
Equity in undistributed earnings of bank subsidiary (1)	2,898,509	2,603,735	3,016,877
Other income	—	—	51

Total other income	7,230,509	6,939,083	7,348,928

Other expense	136,317	252,278	236,904

Income before income taxes	7,096,332	6,686,805	7,115,288
Income tax benefit	(53,528)	(97,194)	(102,559)

Net income	$7,149,860	$6,783,999	$7,217,847

(1)	Eliminates in consolidation.

Statements of Cash Flows

Years Ended December 31, 2013, 2012 and 2011

	2013	2012	2011
Cash flows from operating activities
Net income	$7,149,860	$6,783,999	$7,217,847
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(2,898,509)	(2,603,735)	(3,016,877)
Stock compensation expense	—	119,834	123,702
Increase in other assets	(1,032)	(40,774)	(61,093)
Decrease in other liabilities	(400)	—	—

Net cash provided by operating activities	4,249,919	4,259,324	4,263,579

	2013	2012	2011
Cash flows from financing activities
Dividends paid to stockholders	$(4,285,371)	$(4,276,282)	$(4,261,652)
Proceeds from exercise of stock options	128,950	257,425	63,385

Net cash used by financing activities	(4,156,421)	(4,018,857)	(4,198,267)

Net increase in cash	93,498	240,467	65,312

Cash, beginning of year	1,657,268	1,416,801	1,351,489

Cash, end of year	$1,750,766	$1,657,268	$1,416,801

The Bank is required to obtain approval from state regulators before paying dividends. The Bank paid dividends of $4,332,000, $4,332,000 and $4,332,000 to the Citizens Holding Company during the years ended December 31, 2013, 2012 and 2011, respectively.